Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,685,000.00
Previously Paid Amount	0.00
Total Fee Amount	370.80
Total Offset Amount	0.00
Net Fee	370.80
Narrative - Max Aggregate Offering Price	$ 2,685,000.00
Final Prospectus	true